Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2021